Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Plant and equipment, net [Abstract]
Schedule of Property and Equipment

Composition of property and equipment grouped by major classifications is as follows:

	December 31,
	2024	2023
Office furniture and lab equipment	660	468
Computers and electronic equipment	1,685	1,464
Equipment and machinery	3,456	2,091
Nanox.ARC	3,838	1,380
Leasehold improvement	1,126	854
Vehicles	296	243
Land – See b below	6,314	6,314
Production line– See b below	33,659	32,220
	51,034	45,034
Less: accumulated depreciation	(5,679)	(2,691)
Total property and equipment, net	45,355	42,343